Commitments and Contingencies - Navios Holdings Future Minimum Commitments for Newbuildings and Navios Logistics Future Minimum Commitments (Table) (Details) (USD $)
In Thousands, unless otherwise specified
Jun. 30, 2014
Drybulk Vessels
Future minimum commitments
June 30, 2015	$ 4,190
June 30, 2016	62,850
Total	67,040
Navios Logistics
Future minimum commitments
June 30, 2015	33,796
June 30, 2016	14,920
Total	$ 48,716